FAIR VALUE MEASUREMENT (Tables)	12 Months Ended
Dec. 31, 2014
Fair value measurement
Fair value, assets measured on recurring basis

	Fair Value Measurement at December 31, 2014 Using
	Quoted Prices in Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable inputs (Level 3)	Fair Value at December 31, 2014
	RMB	RMB	RMB	RMB	US$
Short-term investments
Financial products	—	5,990,483,880	—	5,990,483,880	965,490,746
Time deposits	—	448,370,707	—	448,370,707	72,264,240
Available-for-sale investments
LY.com	—	—	1,547,844,523	1,547,844,523	249,467,254
Hanting	898,828,511	—	—	898,828,511	144,864,860
Easy Go	—	—	627,905,501	627,905,501	101,199,997
eHi	535,024,052	—	—	535,024,052	86,230,225
Tuniu	216,690,294	—	—	216,690,294	34,924,136
A travel agency focusing on teenager market	—	—	81,000,000	81,000,000	13,054,830
A big-data advertisement company	—	—	62,046,000	62,046,000	10,000,000
Happy City	—	—	35,422,062	35,422,062	5,709,000
Dining Secretary	—	—	29,046,000	29,046,000	4,681,365
Total	1,650,542,857	6,438,854,587	2,383,264,086	10,472,661,530	1,687,886,653

	Fair Value Measurement at December 31, 2013 Using
	Quoted Prices in Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable inputs (Level 3)	Fair Value at December 31, 2013
	RMB	RMB	RMB	RMB	US$
Short-term investments
Financial products	—	3,375,477,351	—	3,375,477,351	557,589,136
Time deposits	—	259,613,604	—	259,613,604	42,885,112
Available-for-sale investments
Hanting	1,016,455,767	—	—	1,016,455,767	167,906,530
eHi	—	—	570,977,550	570,977,550	94,318,772
Easy Go	—	—	143,904,165	143,904,165	23,771,275
Dining Secretary	—	—	56,242,365	56,242,365	9,290,577
Happy City	—	—	37,358,327	37,358,327	6,171,156
Total	1,016,455,767	3,635,090,955	808,482,407	5,460,029,129	901,932,558

Easy Go
Fair value measurement
Reconciliation of fair value measurements

Amount
RMB
Fair value of available-for-sale(Level 3) investment as at December 31, 2012	—
Investment in Series B Preferred Shares of Easy Go	139,633,000
Transfer in and/or out of Level 3	—
The change in fair value of the investment in Easy Go	4,271,165
Fair value of available-for-sale (Level 3) investment as at December 31, 2013	143,904,165
Investment in Series C Preferred Shares of Easy Go	184,377,000
Transfer in and/or out of Level 3	—
Effect of exchange rate change	4,833,800
The change in fair value of the investment in Easy Go	294,790,536
Fair value of available-for-sale (Level 3) investment as at December 31, 2014	627,905,501

Fair value of available-for-sale investment (Level 3) as at December 31, 2014 (US$)	101,199,997

LY.com
Fair value measurement
Reconciliation of fair value measurements

Amount
RMB
Fair value of available-for-sale(Level 3) investment as at December 31, 2013	—
Investment in common share of LY.com	1,414,285,714
Transfer in and/or out of Level 3	—
The change in fair value of the investment in LY.com	133,558,809
Fair value of available-for-sale (Level 3) investment as at December 31, 2014	1,547,844,523

Fair value of available-for-sale investment (Level 3) as at December 31, 2014 (US$)	249,467,254

Significant unobservable inputs used in the valuation

Valuation Technique	Unobservable Input	Parameter value
Discounted cash flow	Weighted average cost of capital (“WACC”)	19%
	Terminal growth rate	3%
	Lack of marketability discount (“LoMD”)	28%
Option pricing model	Time to liquidation	3 years
	Risk-free rate	3.43%
	Expected volatility	50.89%
	Probability	Liquidation scenario: 20% IPO scenario: 80%
	Dividend yield	Nil

Travel agency focusing on teenager market
Fair value measurement
Reconciliation of fair value measurements

Amount
RMB
Fair value of available-for-sale (Level 3) investment as at December 31, 2013	—
Investment in equity interest of a travel agency focusing on teenager market	81,000,000
Transfer in and/or out of Level 3	—
The change in fair value of the investment in a travel agency focusing on teenager market	—
Fair value of available-for-sale (Level 3) investment as at December 31, 2014	81,000,000

Fair value of available-for-sale investment (Level 3) as at December 31, 2014 (US$)	13,054,830

Big-data advertisement company
Fair value measurement
Reconciliation of fair value measurements

Amount
RMB
Fair value of available-for-sale (Level 3) investment as at December 31, 2013	—
Investment in Series B Preferred Shares of a big-data advertisement company	61,425,000
Transfer in and/or out of Level 3	—
Effect of exchange rate change	621,000
The change in fair value of the investment in a big-data advertisement company	—
Fair value of available-for-sale (Level 3) investment as at December 31, 2014	62,046,000

Fair value of available-for-sale investment (Level 3) as at December 31, 2014 (US$)	10,000,000

Happy City
Fair value measurement
Reconciliation of fair value measurements

Amount
RMB
Fair value of available-for-sale(Level 3) investment as at December 31, 2012	—
Investment in Series A Preferred Shares of Happy City	36,715,800
Transfer in and/or out of Level 3	—
The change in fair value of the investment in Happy City	642,527
Fair value of available-for-sale (Level 3) investment as at December 31, 2013	37,358,327
Investment in Series A Preferred Shares of Happy City	—
Transfer in and/or out of Level 3	—
Effect of exchange rate change	511,800
The change in fair value of the investment in Happy City	(2,448,066)
Fair value of available-for-sale (Level 3) investment as at December 31, 2014	35,422,061

Fair value of available-for-sale investment (Level 3) as at December 31, 2014 (US$)	5,709,000

Significant unobservable inputs used in the valuation

Valuation Technique	Unobservable Input	Parameter value
Discounted cash flow	Weighted average cost of capital (“WACC”)	27.67%
	Terminal growth rate	3%
	Lack of marketability discount (“LoMD”)	25%
Option pricing model	Time to liquidation	2.67 years
	Risk-free rate	1.567%
	Expected volatility	45.4%
	Probability	Liquidation scenario: 50% Redemption scenario: 50%
	Dividend yield	Nil

Dining Secretary
Fair value measurement
Reconciliation of fair value measurements

Amount
RMB
Fair value of available-for-sale (Level 3) investment as at December 31, 2012	60,234,118
Investment in Series B Preferred Shares of Dining Secretary	—
Transfer in and/or out of Level 3	—
Effect of exchange rate change	(1,764,000)
The change in fair value of the investment in Dining Secretary	(2,227,753)
Fair value of available-for-sale (Level 3) investment as at December 31, 2013	56,242,365
Investment in Series B Preferred Shares of Dining Secretary	—
Transfer in and/or out of Level 3	—
Effect of exchange rate change	1,509,000
The change in fair value of the investment in Dining Secretary	(28,705,365)
Fair value of available-for-sale (Level 3) investment as at December 31, 2014	29,046,000

Fair value of available-for-sale investment (Level 3) as at December 31, 2014 (US$)	4,681,365

Significant unobservable inputs used in the valuation

Valuation Technique	Unobservable Input	Parameter value
Discounted cash flow	Weighted average cost of capital (“WACC”)	27.94%
	Terminal growth rate	3%
	Lack of marketability discount (“LoMD”)	25%
Option pricing model	Time to liquidation	3.01 years
	Risk-free rate	4.13%
	Expected volatility	41.4%
	Probability	Liquidation scenario: 45% Redemption scenario: 45% IPO scenario: 10%
	Dividend yield	Nil